Cover	Mar. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 30, 2023
Entity Registrant Name	Vishay Precision Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-34679
Entity Tax Identification Number	27-0986328
Entity Address, Address Line One	3 Great Valley Parkway, Suite 150
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	321-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value
Trading Symbol	VPG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001487952
Amendment Flag	false